Derivative Transactions Recognized in Financial Income (Expenses) (Detail) - Foreign Exchange Risk - Put Option - Foreign Exchange Contract [Member] - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Derivative transactions included in financial income (expense)	BRL 5,840,910	BRL 356,488
Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative transactions included in financial income (expense)	4,539,844	674,228
Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative transactions included in financial income (expense)	1,322,916	BRL (317,740)
Options Held
Derivative Instruments, Gain (Loss) [Line Items]
Derivative transactions included in financial income (expense)	BRL (21,850)